RELATED PARTIES' TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES' TRANSACTIONS AND BALANCES
NOTE 13 -	RELATED PARTIES’ TRANSACTIONS AND BALANCES

The amounts in the table below refer to TAT-Engineering joint venture and affiliates.

Transactions:

	Year ended December 31,
	2022	2021	2020

Revenue -
Sales to related-party Company (*)	$17	$88	$173
Cost and expenses -
Supplies from related party (*)	-	$654	$362

Balances:

	December 31,
	2022	2021

Trade receivables and other receivables (*)	-	$799
Trade payables and other payables (*)	-	$95

(*) includes mainly transactions with TAT-Engineering affiliated companies.